CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Share Based Compensation	$ 34,142	$ 0	$ 151,053	$ 0	$ 151,053	$ 185,195